Related Party Balances and Transactions - Due from related parties (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 89,413	¥ 50,783
Ningbo Meishan Bonded Port Area Weilan Investment Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	50,000	50,000
Wuhan Weineng Battery Assets Co. Ltd
Related Party Transaction [Line Items]
Amounts due from related parties	35,000
Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	3,383
Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	656	674
Wistron Info Comm (Kunshan) Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	358	¥ 109
Shanghai Weishang Business Consulting Co.,Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 16